Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SSgA Active ETF Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 03, 2014